UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445
Name of Registrant: Vanguard Fenway Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2016
Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (4.6%)
Home Depot Inc.	2,336,282	313,249
McDonald's Corp.	1,906,370	232,043
VF Corp.	3,252,881	173,541
Ford Motor Co.	6,405,747	77,702
Darden Restaurants Inc.	727,686	52,917
Best Buy Co. Inc.	1,218,071	51,975
Carnival Corp.	726,513	37,822
International Game Technology plc	1,044,420	26,654
General Motors Co.	645,330	22,483
Regal Entertainment Group Class A	1,018,015	20,971
Tupperware Brands Corp.	379,587	19,974
Kohl's Corp.	367,487	18,147
American Eagle Outfitters Inc.	1,057,751	16,046
Omnicom Group Inc.	183,153	15,588
^ Nordstrom Inc.	305,906	14,662
Leggett & Platt Inc.	241,624	11,811
Garmin Ltd.	210,855	10,224
Time Inc.	549,748	9,813
Rent-A-Center Inc.	832,266	9,363
Bob Evans Farms Inc.	166,734	8,872
Tailored Brands Inc.	325,231	8,310
TEGNA Inc.	156,799	3,354
Staples Inc.	174,827	1,582
Superior Industries International Inc.	12,900	340
		1,157,443
Consumer Staples (11.7%)
Philip Morris International Inc.	7,052,407	645,225
Coca-Cola Co.	7,245,318	300,391
PepsiCo Inc.	2,846,730	297,853
Kraft Heinz Co.	2,839,919	247,982
Procter & Gamble Co.	2,857,468	240,256
Unilever NV	5,413,192	222,266
Wal-Mart Stores Inc.	3,106,906	214,749
British American Tobacco plc	3,727,294	211,247
Altria Group Inc.	2,733,356	184,830
^ Diageo plc ADR	991,719	103,079
General Mills Inc.	1,206,590	74,531
Conagra Brands Inc.	1,562,952	61,815
Nu Skin Enterprises Inc. Class A	849,619	40,595
Ingredion Inc.	321,064	40,120
Kellogg Co.	338,750	24,969
Kimberly-Clark Corp.	195,540	22,315
Universal Corp.	301,765	19,237
B&G Foods Inc.	40,042	1,754
		2,953,214
Energy (11.2%)
Exxon Mobil Corp.	6,569,075	592,925
Chevron Corp.	4,829,487	568,431

^ Suncor Energy Inc.	10,596,739	346,407
Occidental Petroleum Corp.	3,809,690	271,364
^ TransCanada Corp.	4,400,370	198,412
Canadian Natural Resources Ltd.	6,035,944	192,426
Phillips 66	2,205,870	190,609
Valero Energy Corp.	1,141,841	78,011
Enbridge Inc.	1,408,766	59,337
ONEOK Inc.	1,028,254	59,032
^ PBF Energy Inc. Class A	1,408,689	39,274
Murphy Oil Corp.	1,233,597	38,402
Ensco plc Class A	3,418,709	33,230
^ Ship Finance International Ltd.	1,940,357	28,814
Spectra Energy Corp.	652,259	26,801
Scorpio Tankers Inc.	5,057,039	22,908
Oceaneering International Inc.	746,689	21,064
Cosan Ltd.	2,204,056	16,553
^ Nordic American Tankers Ltd.	1,474,396	12,385
Kinder Morgan Inc.	594,833	12,319
ConocoPhillips	232,508	11,658
Patterson-UTI Energy Inc.	256,495	6,905
Archrock Inc.	370,900	4,896
		2,832,163
Financials (18.0%)
JPMorgan Chase & Co.	11,116,217	959,218
Wells Fargo & Co.	15,384,197	847,823
Marsh & McLennan Cos. Inc.	5,860,048	396,081
PNC Financial Services Group Inc.	2,941,742	344,066
MetLife Inc.	5,079,097	273,713
BlackRock Inc.	661,278	251,643
Chubb Ltd.	1,891,268	249,874
M&T Bank Corp.	1,171,858	183,314
Principal Financial Group Inc.	2,938,079	169,997
^ Thomson Reuters Corp.	3,491,677	152,866
US Bancorp	2,618,565	134,516
Prudential Financial Inc.	863,876	89,895
SunTrust Banks Inc.	1,265,307	69,402
Aflac Inc.	996,681	69,369
Fifth Third Bancorp	2,500,808	67,447
Regions Financial Corp.	4,501,401	64,640
Ameriprise Financial Inc.	555,530	61,631
Travelers Cos. Inc.	392,045	47,994
Navient Corp.	2,889,142	47,469
Federated Investors Inc. Class B	517,965	14,648
^ LPL Financial Holdings Inc.	414,602	14,598
First American Financial Corp.	279,948	10,254
Washington Federal Inc.	227,242	7,806
Axis Capital Holdings Ltd.	115,107	7,513
NorthStar Asset Management Group Inc.	344,527	5,140
Validus Holdings Ltd.	84,179	4,631
Eaton Vance Corp.	108,067	4,526
Invesco Ltd.	148,945	4,519
LegacyTexas Financial Group Inc.	76,105	3,277
Cullen/Frost Bankers Inc.	36,682	3,236
T. Rowe Price Group Inc.	34,179	2,572
Greenhill & Co. Inc.	68,115	1,887

Maiden Holdings Ltd.	32,400	565
		4,566,130
Health Care (11.8%)
Johnson & Johnson	6,306,114	726,527
Merck & Co. Inc.	9,163,065	539,430
Pfizer Inc.	15,498,502	503,391
Bristol-Myers Squibb Co.	5,003,952	292,431
Eli Lilly & Co.	3,879,393	285,329
Novartis AG	2,685,522	195,301
Cardinal Health Inc.	2,253,900	162,213
Roche Holding AG	635,337	144,827
Amgen Inc.	587,161	85,849
AbbVie Inc.	813,667	50,952
Quest Diagnostics Inc.	92,732	8,522
Baxter International Inc.	99,211	4,399
Owens & Minor Inc.	108,503	3,829
		3,003,000
Industrials (11.5%)
General Electric Co.	20,610,166	651,281
Eaton Corp. plc	4,760,145	319,358
Union Pacific Corp.	2,872,982	297,871
3M Co.	1,535,005	274,106
Honeywell International Inc.	1,920,310	222,468
United Technologies Corp.	1,459,022	159,938
Raytheon Co.	1,028,326	146,022
United Parcel Service Inc. Class B	1,211,661	138,905
Boeing Co.	748,307	116,496
Caterpillar Inc.	1,250,781	115,997
Stanley Black & Decker Inc.	495,730	56,855
GATX Corp.	805,596	49,609
Ryder System Inc.	597,192	44,455
Cummins Inc.	318,422	43,519
^ Copa Holdings SA Class A	475,558	43,195
MSC Industrial Direct Co. Inc. Class A	466,628	43,112
^ Greenbrier Cos. Inc.	786,042	32,660
Lockheed Martin Corp.	107,258	26,808
Pitney Bowes Inc.	1,737,153	26,387
General Cable Corp.	1,075,160	20,482
RR Donnelley & Sons Co.	1,026,592	16,754
Timken Co.	406,750	16,148
Briggs & Stratton Corp.	686,556	15,283
Aircastle Ltd.	417,479	8,704
West Corp.	343,622	8,508
Knoll Inc.	262,876	7,342
CSX Corp.	169,147	6,078
Brady Corp. Class A	161,087	6,049
^ American Railcar Industries Inc.	100,380	4,546
Applied Industrial Technologies Inc.	49,369	2,933
Norfolk Southern Corp.	24,815	2,682
		2,924,551
Information Technology (13.9%)
Microsoft Corp.	19,234,126	1,195,209
Cisco Systems Inc.	18,961,720	573,023
Intel Corp.	13,425,210	486,932
Analog Devices Inc.	3,678,052	267,100
QUALCOMM Inc.	3,341,741	217,881

Maxim Integrated Products Inc.	4,424,100	170,638
International Business Machines Corp.	719,973	119,508
Texas Instruments Inc.	1,548,223	112,974
HP Inc.	4,552,583	67,560
KLA-Tencor Corp.	705,428	55,503
Western Union Co.	2,488,857	54,058
Seagate Technology plc	1,246,386	47,575
Xerox Corp.	5,333,033	46,557
Cypress Semiconductor Corp.	3,691,666	42,233
Science Applications International Corp.	414,755	35,171
Computer Sciences Corp.	488,700	29,039
EarthLink Holdings Corp.	1,292,329	7,289
ManTech International Corp. Class A	8,700	368
		3,528,618
Materials (2.7%)
Dow Chemical Co.	5,055,592	289,281
International Paper Co.	2,058,702	109,235
LyondellBasell Industries NV Class A	791,346	67,882
Steel Dynamics Inc.	1,502,522	53,460
Commercial Metals Co.	2,116,492	46,097
Huntsman Corp.	2,000,937	38,178
Nucor Corp.	454,633	27,060
Avery Dennison Corp.	264,044	18,541
EI du Pont de Nemours & Co.	213,395	15,663
Greif Inc. Class A	278,298	14,279
Rayonier Advanced Materials Inc.	399,159	6,171
Schnitzer Steel Industries Inc.	176,078	4,525
Domtar Corp.	88,549	3,456
* AdvanSix Inc.		—
		693,828
Other (0.3%)
^,2 Vanguard High Dividend Yield ETF	1,047,950	79,403

Telecommunication Services (4.1%)
Verizon Communications Inc.	10,988,461	586,564
AT&T Inc.	4,686,101	199,300
BCE Inc.	4,196,310	181,367
CenturyLink Inc.	2,321,826	55,213
Windstream Holdings Inc.	1,733,738	12,708
Cogent Communications Holdings Inc.	302,423	12,505
		1,047,657
Utilities (7.3%)
Dominion Resources Inc.	3,844,450	294,446
NextEra Energy Inc.	1,584,834	189,324
Eversource Energy	3,340,023	184,469
Sempra Energy	1,554,249	156,420
Xcel Energy Inc.	3,660,787	148,994
UGI Corp.	3,053,943	140,726
Duke Energy Corp.	1,372,477	106,532
Edison International	913,207	65,742
DTE Energy Co.	583,556	57,486
Entergy Corp.	779,825	57,294
FirstEnergy Corp.	1,788,344	55,385
CenterPoint Energy Inc.	2,179,538	53,704
PPL Corp.	1,573,722	53,585
AES Corp.	4,232,605	49,183

MDU Resources Group Inc.			1,667,572	47,976
Ameren Corp.			843,157	44,232
Southwest Gas Corp.			365,282	27,988
NiSource Inc.			1,170,884	25,923
ONE Gas Inc.			326,092	20,857
NRG Energy Inc.			1,603,066	19,654
Great Plains Energy Inc.			693,645	18,971
National Fuel Gas Co.			235,119	13,317
Hawaiian Electric Industries Inc.			119,626	3,956
NRG Yield Inc.			199,065	3,145
Southern Co.			41,863	2,059
				1,841,368
Total Common Stocks (Cost $19,207,273)				24,627,375
	Coupon
Temporary Cash Investments (3.1%)[1]
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund	0.823%		5,502,025	550,258

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.7%)
Goldman Sachs & Co. (Dated 12/30/16,
Repurchase Value $91,904,000
collateralized by Government National
Mortgage Assn. 3.00%, 9/15/42-7/20/46,
with a value of $93,738,000)	0.440%	1/3/17	91,900	91,900
RBS Securities, Inc. (Dated 12/30/16,
Repurchase Value $47,602,000
collateralized by U.S. Treasury Note
0.625%, 4/30/18, with a value of
$48,554,000)	0.470%	1/3/17	47,600	47,600
Societe Generale (Dated 12/30/16,
Repurchase Value $31,902,000
collateralized by Federal Home Loan
Mortgage Corp. 0.750%, 8/28/19, and U.S.
Treasury Bond/Note 0.000%-1.750%,
6/22/17-9/30/22, with a value of
$32,538,000)	0.500%	1/3/17	31,900	31,900
				171,400
U.S. Government and Agency Obligations (0.3%)
[5,6] Federal Home Loan Bank Discount Notes	0.390%	2/1/17	5,500	5,498
[5] Federal Home Loan Bank Discount Notes	0.525%	3/8/17	50,000	49,952
United States Treasury Bill	0.287%	1/5/17	3,000	3,000
United States Treasury Bill	0.337%-0.360%	1/12/17	700	700
[6] United States Treasury Bill	0.462%-0.478%	2/9/17	14,300	14,294
[6] United States Treasury Bill	0.487%	3/16/17	450	449
[6] United States Treasury Bill	0.571%	5/4/17	300	299
United States Treasury Bill	0.623%	5/18/17	100	100
				74,292
Total Temporary Cash Investments (Cost $795,924)				795,950
Total Investments (100.2%) (Cost $20,003,197)				25,423,325
Other Assets and Liabilities-Net (-0.2%)4				(62,514)
Net Assets (100%)				25,360,811

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $226,553,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 1.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $239,145,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $15,118,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	24,076,000	551,375	—
Temporary Cash Investments	550,258	245,692	—
Futures Contracts—Liabilities[1]	(1,396)	—	—
Total	24,624,862	797,067	—

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	4,232	473,180	(2,674)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2016, the cost of investment securities for tax purposes was $20,003,328,000. Net unrealized appreciation of investment securities for tax purposes was $5,419,997,000, consisting of unrealized gains of $5,644,130,000 on securities that had risen in value since their purchase and $224,133,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments (unaudited)

As of December 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (95.2%)
Consumer Discretionary (12.3%)
^,* CarMax Inc.		2,850,400	183,537
	TJX Cos. Inc.	1,529,700	114,926
	Royal Caribbean Cruises Ltd.	1,325,000	108,703
	Sony Corp. ADR	3,780,000	105,954
	Carnival Corp.	1,885,900	98,180
	Ross Stores Inc.	1,227,000	80,491
	L Brands Inc.	1,183,625	77,930
	Walt Disney Co.	620,000	64,616
	Las Vegas Sands Corp.	610,000	32,580
	Tribune Media Co. Class A	803,500	28,107
*	Amazon.com Inc.	31,193	23,391
	VF Corp.	383,000	20,433
	Lowe's Cos. Inc.	247,700	17,617
	Whirlpool Corp.	94,731	17,219
	Newell Brands Inc.	345,000	15,404
	Bed Bath & Beyond Inc.	337,491	13,716
	Comcast Corp. Class A	154,500	10,668
	Gildan Activewear Inc. Class A	370,000	9,387
	Hilton Worldwide Holdings Inc.	330,000	8,976
*	Charter Communications Inc. Class A	24,400	7,025
*	AutoZone Inc.	7,800	6,160
	Signet Jewelers Ltd.	46,000	4,336
*	Norwegian Cruise Line Holdings Ltd.	91,700	3,900
	Marriott International Inc. Class A	46,000	3,803
	CBS Corp. Class B	33,000	2,100
*	Adient plc	27,050	1,585
*	MGM Resorts International	20,000	577
*	Tempur Sealy International Inc.	1,000	68
			1,061,389
Consumer Staples (0.8%)
	CVS Health Corp.	425,377	33,566
	PepsiCo Inc.	300,000	31,389
	Tyson Foods Inc. Class A	60,000	3,701
			68,656
Energy (1.2%)
	Schlumberger Ltd.	447,414	37,561
*	Transocean Ltd.	1,408,300	20,758
*	Southwestern Energy Co.	1,360,000	14,715
	Cabot Oil & Gas Corp.	425,000	9,928
	National Oilwell Varco Inc.	243,200	9,106
	EOG Resources Inc.	63,000	6,369
	Exxon Mobil Corp.	46,012	4,153
	Noble Energy Inc.	50,000	1,903
*	Petroleo Brasileiro SA ADR Preference Shares	75,000	661
	Range Resources Corp.	15,000	515
*	Petroleo Brasileiro SA ADR	30,000	303
	Frank's International NV	10,000	123
			106,095

Financials (9.3%)
JPMorgan Chase & Co.	3,362,665	290,164
Charles Schwab Corp.	3,227,100	127,374
Wells Fargo & Co.	1,733,000	95,506
Marsh & McLennan Cos. Inc.	1,251,512	84,590
Northern Trust Corp.	700,400	62,370
Discover Financial Services	734,900	52,979
US Bancorp	758,300	38,954
Progressive Corp.	865,800	30,736
CME Group Inc.	79,850	9,211
Travelers Cos. Inc.	49,000	5,998
American Express Co.	51,000	3,778
Comerica Inc.	35,000	2,384
Chubb Ltd.	9,630	1,272
		805,316
Health Care (20.8%)
Amgen Inc.	2,219,624	324,531
Eli Lilly & Co.	4,370,800	321,472
* Biogen Inc.	861,300	244,247
Roche Holding AG	1,061,806	242,041
Novartis AG ADR	1,754,100	127,769
Thermo Fisher Scientific Inc.	562,700	79,397
Medtronic plc	1,097,550	78,179
* Boston Scientific Corp.	3,351,200	72,487
^ AstraZeneca plc ADR	2,547,000	69,584
Abbott Laboratories	1,552,400	59,628
Johnson & Johnson	508,800	58,619
Sanofi ADR	540,000	21,838
Merck & Co. Inc.	370,000	21,782
* Waters Corp.	152,650	20,515
* Illumina Inc.	155,900	19,961
Agilent Technologies Inc.	382,600	17,431
Stryker Corp.	45,500	5,451
Zimmer Biomet Holdings Inc.	42,900	4,427
AbbVie Inc.	60,000	3,757
* Cerner Corp.	10,000	474
		1,793,590
Industrials (18.9%)
Southwest Airlines Co.	9,006,525	448,885
FedEx Corp.	953,500	177,542
American Airlines Group Inc.	2,997,800	139,967
Airbus SE	1,586,850	104,810
United Parcel Service Inc. Class B	827,500	94,864
* United Continental Holdings Inc.	1,158,000	84,395
Delta Air Lines Inc.	1,430,000	70,342
Deere & Co.	513,400	52,901
Caterpillar Inc.	492,000	45,628
* Jacobs Engineering Group Inc.	746,655	42,559
Honeywell International Inc.	315,000	36,493
CSX Corp.	925,000	33,235
Siemens AG	265,000	32,447
* AECOM	875,000	31,815
Union Pacific Corp.	262,000	27,164
Safran SA	340,000	24,454
Rockwell Automation Inc.	168,700	22,673
Ritchie Bros Auctioneers Inc. (New York Shares)	533,300	18,132

	Pentair plc	310,000	17,382
	United Technologies Corp.	150,000	16,443
	Republic Services Inc. Class A	268,935	15,343
	General Dynamics Corp.	76,000	13,122
	IDEX Corp.	139,000	12,518
	Boeing Co.	80,000	12,454
	Expeditors International of Washington Inc.	230,000	12,181
	Johnson Controls International plc	285,500	11,760
	Textron Inc.	178,868	8,686
*	Hertz Global Holdings Inc.	357,000	7,697
*	Herc Holdings Inc.	104,000	4,177
	TransDigm Group Inc.	12,500	3,112
*	Kirby Corp.	16,000	1,064
	Chicago Bridge & Iron Co. NV	20,000	635
			1,624,880
Information Technology (28.4%)
	Texas Instruments Inc.	3,496,000	255,103
	Microsoft Corp.	2,959,200	183,885
	Hewlett Packard Enterprise Co.	6,917,567	160,072
*	Alphabet Inc. Class A	189,677	150,310
	NVIDIA Corp.	1,405,000	149,970
*	Alphabet Inc. Class C	190,663	147,158
*	Flex Ltd.	9,094,300	130,685
	Intel Corp.	3,364,400	122,027
	NetApp Inc.	3,020,400	106,529
	HP Inc.	6,739,367	100,012
	KLA-Tencor Corp.	1,183,600	93,126
	QUALCOMM Inc.	1,280,430	83,484
	Cisco Systems Inc.	2,507,500	75,777
	Intuit Inc.	545,000	62,462
	ASML Holding NV	480,000	53,856
*	Alibaba Group Holding Ltd. ADR	542,430	47,631
*	Adobe Systems Inc.	440,000	45,298
*	Micron Technology Inc.	1,970,000	43,182
	Telefonaktiebolaget LM Ericsson ADR	7,197,900	41,964
	Applied Materials Inc.	1,284,000	41,435
*	eBay Inc.	1,290,900	38,327
	Corning Inc.	1,425,000	34,585
*	Keysight Technologies Inc.	924,700	33,816
	Activision Blizzard Inc.	905,000	32,680
*	PayPal Holdings Inc.	744,300	29,378
*	Yahoo! Inc.	692,600	26,783
	Analog Devices Inc.	367,500	26,688
*	Dell Technologies Inc. Class V	404,264	22,222
*	Electronic Arts Inc.	280,000	22,053
	Visa Inc. Class A	275,000	21,455
	Western Digital Corp.	302,743	20,571
	Oracle Corp.	450,000	17,302
	Apple Inc.	132,000	15,288
*	BlackBerry Ltd.	1,547,500	10,662
	Teradyne Inc.	250,000	6,350
^,* VMware Inc. Class A		3,000	236
			2,452,362
Materials (2.2%)
	Monsanto Co.	773,350	81,364
	Praxair Inc.	229,700	26,919

Dow Chemical Co.		458,000	26,207
EI du Pont de Nemours & Co.		275,000	20,185
Celanese Corp. Class A		190,000	14,961
Cabot Corp.		125,000	6,317
Greif Inc. Class A		105,000	5,388
* Crown Holdings Inc.		100,000	5,257
LyondellBasell Industries NV Class A		46,200	3,963
Greif Inc. Class B		37,000	2,499
* AdvanSix Inc.		15,000	332
			193,392
Telecommunication Services (1.3%)
* Sprint Corp.		8,180,000	68,876
AT&T Inc.		905,492	38,510
			107,386
Total Common Stocks (Cost $4,756,258)			8,213,066

	Coupon
Temporary Cash Investment (5.3%)
Money Market Fund (5.3%)
[1,2] Vanguard Market Liquidity Fund
(Cost $454,369)	0.823%	4,543,681	454,414

Total Investments (100.5%) (Cost $5,210,627)			8,667,480
Other Assets and Liabilities-Net (-0.5%)[2]			(44,603)
Net Assets (100%)			8,622,877

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,110,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $39,061,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,809,314	403,752	—
Temporary Cash Investments	454,414	—	—
Total	8,626,728	403,752	—

D. At December 31, 2016, the cost of investment securities for tax purposes was $5,210,627,000. Net unrealized appreciation of investment securities for tax purposes was $3,456,853,000, consisting of unrealized gains of $3,642,139,000 on securities that had risen in value since their purchase and $185,286,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 16, 2017
VANGUARD FENWAY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 16, 2017

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.